17 Braskem Idesa financing (Tables)	12 Months Ended
Dec. 31, 2020
Braskem Idesa Financing
Schedule of braskem idesa financing
		Outstanding
	Principal amount US$	amount
Identification		US$	Maturity	Charges (% per year)		2020	2019

Project finance
Project finance I	700,000	467,519	feb-2027	Us dollar exchange variation + quarterly Libor + 3.25	0	2,444,515	2,149,002
Project finance II	210,000	131,591	feb-2027	Us dollar exchange variation + 6.17	0	690,311	608,260
Project finance III	600,000	409,870	feb-2029	Us dollar exchange variation + 4.33	0	2,145,326	1,849,896
Project finance IV	660,000	462,463	feb-2029	Us dollar exchange variation + quarterly Libor + 3.88	0	2,419,920	2,078,545
Total under current liabilities	2,170,000	1,471,443				7,700,072	6,685,703

Bond	900,000	900,000	nov-2029	Us dollar exchange variation + 7.45		4,729,587	3,640,381

Transactions costs						(370,421)	(344,358)

Total						12,059,238	9,981,726

Current liabilities						7,660,128	744,408
Non-current liabilities						4,399,110	9,237,318
Total						12,059,238	9,981,726

Schedule of amortization

The following amortization schedule presents the maturities considering the breach of contractual obligations and the original contractual terms:

	With breach of contratual obligations		Original contractual maturities
	2020	2019	2020	2019

2020		744,408		744,408
2021	7,660,128	800,752	1,121,482	800,752
2022		699,090	907,343	699,090
2023		892,568	1,157,584	892,568
2024		978,479	1,268,619	978,479
2025		883,333	1,145,377	883,333
2026		743,566	964,410	743,566
2027		329,718	428,750	329,718
2028		257,117	334,753	257,117
2029	4,399,110	3,652,695	4,730,920	3,652,695
Total	12,059,238	9,981,726	12,059,238	9,981,726